Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Cash and cash equivalents	$ 137,943	$ 242,146
Term deposits	297,026	179,966
Insurance receivables	184,847	179,345
Investments	534,722	470,222
Investments in associates	6,049	5,693
Reinsurance share of outstanding claims	188,823	182,248
Reinsurance share of unearned premiums	70,519	64,124
Deferred excess of loss premiums	19,671	17,238
Deferred policy acquisition costs	69,392	64,842
Deferred tax assets	5,656	471
Other assets	14,325	9,942
Investment properties	15,119	16,308
Property, premises and equipment	13,448	14,859
Intangible assets	3,556	4,321
TOTAL ASSETS	1,561,096	1,451,725
LIABILITIES
Gross outstanding claims	634,570	575,899
Gross unearned premiums	354,032	328,726
Insurance payables	86,812	89,519
Other liabilities	29,096	29,039
Derivative financial liability	10,005	12,938
Deferred tax liabilities		14
Unearned commissions	16,808	13,725
TOTAL LIABILITIES	1,131,323	1,049,860
EQUITY
Common shares at par value	490	489
Share premium	159,918	159,545
Treasury shares	(14)
Foreign currency translation reserve	1,083	992
Fair value reserve	(38,979)	8,215
Retained earnings	307,275	232,624
TOTAL EQUITY	429,773	401,865
TOTAL LIABILITIES AND EQUITY	$ 1,561,096	$ 1,451,725